Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Loss
Revenue, net	$ 230,042,240	$ 210,179,181	$ 195,935,392
Voyage expenses	(96,056,391)	(98,142,454)	(72,737,902)
Vessel operating expenses	(62,546,606)	(67,017,632)	(62,890,401)
Depreciation	(32,322,695)	(35,137,880)	(34,271,091)
Amortization of deferred drydock expenditure	(4,803,069)	(3,637,276)	(2,924,031)
General and administrative expenses
Corporate	(14,951,996)	(12,626,373)	(11,979,017)
Commercial and chartering	(3,194,218)	(3,233,888)	(2,619,748)
Loss on vessel held for sale	0	(6,360,813)	0
Loss on sale of vessels	(13,162,192)	0	0
Interest expense and finance costs	(26,759,754)	(27,405,608)	(21,380,165)
Interest income	952,190	606,665	436,195
Loss before taxes	(22,802,491)	(42,776,078)	(12,430,768)
Income tax	(58,766)	(162,923)	(59,567)
Net loss and comprehensive loss	$ (22,861,257)	$ (42,939,001)	$ (12,490,335)
Net loss per share, basic and diluted	$ (0.69)	$ (1.31)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	33,097,831	32,837,866	33,441,879